Income Tax	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Income Tax

15. INCOME TAX

The calculation of the income tax expense accrued for the years ended December 31, 2017, 2016 and 2015 is as follows:

	2017	2016	2015
Current income tax	(605)	(734)	517
Deferred income tax	4,574	2,159	(25,154)

	3,969	1,425	(24,637)

The reconciliation between the charge to income for income tax for the years ended December 31, 2017, 2016 and 2015 and the one that would result from applying the prevailing tax rate on net income before income tax arising from the consolidated statements of comprehensive income for each year is as follows:

	2017	2016	2015
Net income before income tax	8,703	(29,804)	29,063
Statutory tax rate	35%	35%	35%

Statutory tax rate applied to net income before income tax	(3,046)	10,431	(10,172)
Effect of the valuation of property, plant and equipment and intangible assets measured in functional currency	(18,185)	(19,543)	(31,200)
Exchange differences	12,318	12,237	19,164
Effect of the valuation of inventories	(1,558)	(1,819)	(2,412)
Income on investments in associates and joint ventures	500	206	111
Effect by change of tax rate(1)	13,892	—	—
Miscellaneous	48	(87)	(128	)(2)

Income tax expense	3,969	1,425	(24,637)

(1)	Contemplates the recovery of the deferred income tax decrease. See Notes 2.b.15 and 30.l.
(2)	Includes 301 of tax loss carryforwards originated during previous years

Breakdown of deferred tax as of December 31, 2017, 2016 and 2015 is as follows:

	2017	2016	2015
Deferred tax assets
Provisions and other non-deductible liabilities	1,861	3,607	3,093
Tax losses carryforward and other tax credits	6,484	3,837	3,236
Miscellaneous	99	82	83

Total deferred tax assets	8,444	7,526	6,412

Deferred tax liabilities
Property, plant and equipment	(43,931)	(45,579)	(45,393)
Miscellaneous	(1,570)	(3,848)	(4,877)

Total deferred tax liabilities	(45,501)	(49,427)	(50,270)

Total Net deferred tax	(37,057)	(41,901)	(43,858)

For fiscal year ended December 31, 2017, the Group estimated a tax loss carryforward of 8,776. Deferred income tax assets are recognized for tax loss carryforwards to the extent their setoff through future taxable profits is probable. Tax loss carryforwards in Argentina expire within 5 years.

In order to fully realize the deferred income tax asset, the Group will need to generate taxable income. Based upon the level of historical taxable income and projections for future over the years in which the deferred income tax are deductible, Management of the Company believes that as of December 31, 2017 it is probable that the Group will realize all of the deferred income tax assets.

As of December 31, 2017, Group’s tax loss carryforwards at the expected recovery rate were as follows:

Date of generation	Date of expiration	Jurisdiction	Amount
2013	2018	Argentina	65
2014	2019	Argentina	306
2015	2020	Argentina	2,698
2016	2021	Argentina	782
2017	2022	Argentina	2,633

			6,484

The following deferred tax assets have not been recorded since they do not meet the registration criteria under IFRS:

•	As of December 31, 2017, there are no recorded significant deferred tax assets.

•	As of December 31, 2016, the Group did not record 1,138, corresponding to tax loss carry forwards from subsidiaries, 1,090 of which matured from 2017 onwards and 48 of which had indeterminate maturity.

•	As of December 31, 2015, the Group did not record 4,373, 2,041 of which corresponded to non-recoverable taxable temporary differences and 2,332 of which corresponded to tax loss carry forwards from subsidiaries.

As of December 31, 2017, 2016, and 2015, the Group has classified as deferred tax assets for 588, 564, and 954, respectively, and as deferred tax liability 37,645, 42,465, and 44,812, respectively, all of which arise from the net deferred tax balances of each of the separate companies included in these consolidated financial statements.

As of December 31, 2017, 2016, and 2015, the causes that generate allocations to other comprehensive income, did not create temporary differences for income tax.